Related Party Transactions - Transactions with Investees (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Related Party Transaction
Advertising revenues earned from related party		¥ 37,639	$ 5,768	¥ 50,700	¥ 41,482
Tianbo
Related Party Transaction
Advertising revenues earned from related party	[1]			16	193
Advances provided to related party	[1]			247	10,721
Other Investee
Related Party Transaction
Revenues earned from related party				315	181
Revenue sharing fees charged by investees				(62)	(77)
Particle
Related Party Transaction
Loans repaid by related party					(84,083)
Related interest income including the effect of foreign exchange arising from convertible loans to related party					8,993
Corporate administrative expenses					(82)
Sale of assets to Particle at carrying value					¥ (413)
Other income earned from related party				1,990
Fengyi Technology
Related Party Transaction
Advertising revenues earned from related party		3,721	570	¥ 12,612
Advertising and promotion expenses charged		¥ (142)	$ (22)

[1]	As Tianbo has been consolidated starting from April 1, 2019, related party transactions with Tianbo in 2019 only included those incurred from January 1, 2019 to March 31, 2019.